Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Summary of intangible assets, net
Gross carrying value	¥ 214,381,000	¥ 151,905,000
Accumulated amortization	(91,736,000)	(71,668,000)
Total	122,645,000	80,237,000		$ 17,274
Amortization expenses	20,100,000	21,500,000	¥ 15,700,000
Impairment charge	0	0	¥ 0
Software
Summary of intangible assets, net
Gross carrying value	6,378,000	3,192,000
Accumulated amortization	(1,789,000)	(1,322,000)
Total	4,589,000	1,870,000
License
Summary of intangible assets, net
Gross carrying value	54,904,000	54,904,000
Accumulated amortization	(54,904,000)	(54,904,000)
Content
Summary of intangible assets, net
Gross carrying value	51,600,000	38,300,000
Accumulated amortization	(19,558,000)	(9,903,000)
Total	32,042,000	28,397,000
Brand name
Summary of intangible assets, net
Gross carrying value	91,000,000	48,000,000
Accumulated amortization	(12,242,000)	(4,217,000)
Total	78,758,000	43,783,000
Technology
Summary of intangible assets, net
Gross carrying value	10,200,000	7,500,000
Accumulated amortization	(3,218,000)	(1,313,000)
Total	6,982,000	6,187,000
Others
Summary of intangible assets, net
Gross carrying value	299,000	9,000
Accumulated amortization	(25,000)	¥ (9,000)
Total	¥ 274,000